PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6:-        PROPERTY AND EQUIPMENT, NET

The composition of property and equipment, net is as follows:

	December 31,
	2017	2018

Cost:
Leasehold improvements	$17,388	$22,551
Computers, peripheral equipment and electronic equipment	13,856	18,004
Office furniture and equipment	3,913	5,252

	35,157	45,807

Less accumulated depreciation	18,956	23,860

Depreciated cost	$16,201	$21,947

Depreciation expense amounted to $ 4,538, $ 5,654 and $ 8,724 for the years ended December 31, 2016, 2017 and 2018, respectively.

During 2018, the Company recorded a reduction of approximately $ 3,700 to the cost and accumulated depreciation of fully depreciated equipment no longer in use, following an assessment made by the Company. In 2017, the Company did not record any such reduction.